FIST2 P-3

                        SUPPLEMENT DATED JANUARY 1, 2001

                              TO THE PROSPECTUS OF

                      FRANKLIN INVESTOR SECURITIES TRUST
   (FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES AND FRANKLIN BOND FUNDS)
                               DATED MARCH 1, 2000

I. All references to Franklin Templeton Trust Company in this prospectus are replaced with Franklin Templeton Bank & Trust.

II. All references to the $5.00 exchange fee applicable to market timers are no longer applicable.

III. The second paragraph of the "Goals and Strategies" section on page 11 is revised with the following:

PRINCIPAL INVESTMENT STRATEGIES The fund normally invests at least 85% of its assets in investment grade debt securities. The fund focuses on government and corporate debt securities and mortgage and asset-backed securities.

IV. The sixth paragraph of the "Goals and Strategies" section on page 11 is replaced with the following:

Asset-backed securities are securities backed by loans, leases, and other receivables.

V. The first paragraph of the "Goals and Strategies" section on page 12 is replaced with the following:

Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor's Ratings Group (S&P(R)) and Moody's Investors Service, Inc. (Moody's) are considered "investment grade." The fund generally invests in investment grade securities or in unrated securities the fund's manager determines are comparable. The fund may invest up to 15% of total assets in non-investment grade debt securities, but will not invest in securities rated lower than B by S&P(R) or Moody's. The fund's focus on the credit quality of its portfolio is intended to reduce credit risk and help to preserve the fund's capital.

VI. The third paragraph of the "Goals and Strategies" section on page 12 is replaced with the following:

OTHER INVESTMENTS In order to effectively manage cash flows in or out of the fund, the fund may buy and sell financial futures contracts or options on such contracts. A financial futures contract is an agreement to buy or sell a specific security or securities at a specified future date and price. The fund uses futures contracts on U.S. Treasury securities to help manage risks relating to interest rates and other market factors, to increase liquidity, and/or to invest in a particular instrument in a more efficient or less expensive way and to quickly and efficiently cause new cash to be invested in the securities markets or, if cash will be needed to meet shareholder redemption requests, to remove fund assets from exposure to the market.

VII. The section "Minimum investments" on page 25 is replaced with the following:

MINIMUM INVESTMENTS

--------------------------------------------------------------------------------
                                              INITIAL          ADDITIONAL

--------------------------------------------------------------------------------
Regular accounts                              $1,000           $50
--------------------------------------------------------------------------------
Automatic investment plans                    $50 ($25 for an  $50 ($25 for an
                                              Education IRA)   Education IRA)
--------------------------------------------------------------------------------
UGMA/UTMA accounts                            $100             $50
--------------------------------------------------------------------------------
Retirement accounts

(other than IRAs, IRA rollovers,              no minimum       no minimum
Education IRAs or Roth IRAs)
--------------------------------------------------------------------------------
IRAs, IRA rollovers, Education IRAs or        $250             $50
Roth IRAs)
--------------------------------------------------------------------------------
Broker-dealer sponsored wrap account programs $250             $50
--------------------------------------------------------------------------------
Full-time employees, officers, trustees and
directors of Franklin Templeton entities,
and their immediate family members            $100             $50
--------------------------------------------------------------------------------

Please note that you may only buy shares of a fund eligible for sale in your state or jurisdiction.

VIII. The section "Account Application" on page 26 is replaced with the following:

ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 27). For example, if you would like to link one of your bank accounts to your fund account so that you may use electronic fund transfers to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.

IX. The following is added to the section "Buying shares" on page 26:

--------------------------------------------------------------------------------
[Insert graphic of phone]   If you have another        Before requesting a
                            Franklin Templeton fund    telephone purchase,
BY PHONE                    account with your bank     please make sure we have
                            account information on     your bank account
(Up to $100,000 per day)    file, you may open a new   information on file. If
                            account by phone.          we do not have this
1-800/632-2301                                         information, you will
                            To make a same day         need to send written
                            investment, please call    instructions with your
                            us by 1:00 p.m. Pacific    bank's name and address,
                            time or the close of the   a voided check or
                            New York Stock Exchange,   savings account deposit
                            whichever is earlier.      slip, and a signature
                                                       guarantee if the bank
                                                       and fund accounts do not
                                                       have at least one common
                                                       owner.

                                                       To make a same day
                                                       investment, please call
                                                       us by 1:00 p.m. Pacific
                                                       time or the close of the
                                                       New York Stock Exchange,
                                                       whichever is earlier.

--------------------------------------------------------------------------------

X. The section "Automatic Investment Plan" on page 27 is replaced with the following:

AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in a fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application and mail it to Investor Services.

If you are opening a new account, please include the minimum initial investment of $50 ($25 for an Education IRA) with your application.

XI. The section "Telephone Privileges" on page 28 is replaced with the following:

TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to buy, sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone purchase, exchange or redemption privileges on your account application.

XII. The last paragraph of the "Exchange Privilege" section on page 28 is replaced with the following:

Because excessive trading can hurt fund performance, operations and shareholders, each fund, effective November 1, 2000, reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange, or restrict or refuse purchases if (i) the fund or its manager believes the fund would be harmed or unable to invest effectively, or (ii) the fund receives or anticipates simultaneous orders that may significantly affect the fund (please see "Market Timers" on page 33).

XIII. In the Selling Shares table on page 31 the section "By Electronic Funds Transfer (ACH)" is replaced with the following:

--------------------------------------------------------------------------------
[Insert graphic of You can call or write to have redemption proceeds sent to three lightning bolts] a bank account. See the policies above for selling shares by mail or phone.

BY ELECTRONIC
FUNDS TRANSFER (AHC)
                       Before requesting to have redemption proceeds sent to a bank account, please make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and address, a voided check or savings account deposit slip, and a signature guarantee if the bank and fund accounts do not have at least one common owner.

                       If we receive your request in proper form by 1:00 p.m. Pacific time, proceeds sent by ACH generally will be available within two to three business days.

--------------------------------------------------------------------------------


XIV. The section "Market Timers" on page 33 is replaced with the following:

MARKET TIMERS Each fund may restrict or refuse purchases or exchanges by Market Timers. You may be considered a Market Timer if you have (i) requested an exchange out of any of the Franklin Templeton funds within two weeks of an earlier exchange request out of any fund, or (ii) exchanged shares out of any of the Franklin Templeton funds more than twice within a rolling 90 day period, or

(iii) otherwise seem to follow a market timing pattern that may adversely affect the fund. Accounts under common ownership or control with an account that is covered by (i), (ii), or (iii) are also subject to these limits.

Anyone, including the shareholder or the shareholder's agent, who is considered to be a Market Timer by the fund, its manager or shareholder services agent, will be issued a written notice of their status and the fund's policies. Identified Market Timers will be required to register with the market timing desk of Franklin Templeton Investor Services, Inc., and to place all purchase and exchange trade requests through the desk. Some funds do not allow investments by Market Timers.

XV. The first category in the section "Additional Policies" on page 33 is revised to read:

o The funds may restrict or refuse any order to buy shares, including any purchase under the exchange privilege.

XVI. The following paragraph is added to the section "Dealer Compensation" on page 34:

MARKET TIMERS. Please note that for NAV purchases by market timers, including purchases of $1 million or more, dealers are not eligible to receive the dealer commission. Dealers, however, may be eligible to receive the 12b-1 fee from the date of purchase.

              Please keep this supplement for future reference.

FIST2 PA-3

                        SUPPLEMENT DATED JANUARY 1, 2001
                              TO THE PROSPECTUS OF

                       FRANKLIN BOND FUND - ADVISOR CLASS
                              DATED MARCH 1, 2000

The prospectus is amended as follows:

I. All references to Franklin Templeton Trust Company in this prospectus are replaced with Franklin Templeton Bank & Trust.

II. All references to the $5.00 exchange fee applicable to market timers are no longer applicable.

III. The second paragraph of the section "Goals and Strategies" on page 2 is revised with the following:

PRINCIPAL INVESTMENT STRATEGIES The fund normally invests at least 85% of its assets in investment grade debt securities. The fund focuses on government and corporate debt securities and mortgage and asset-backed securities.

IV. The sixth paragraph of the section "Goals and Strategies" on page 2 is replaced with the following:

Asset-backed securities are securities backed by loans, leases, and other receivables.

V. The first paragraph of the section "Goals and Strategies" on page 3 is replaced with the following:

Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor's Ratings Group (S&P(R)) and Moody's Investors Service, Inc. (Moody's) are considered "investment grade." The fund generally invests in investment grade securities or in unrated securities the fund's manager determines are comparable. The fund may invest up to 15% of total assets in non-investment grade debt securities, but will not invest in securities rated lower than B by S&P(R) or Moody's. The fund's focus on the credit quality of its portfolio is intended to reduce credit risk and help to preserve the fund's capital.

VI. The third paragraph of the section "Goals and Strategies" on page 3 is replaced with the following:

OTHER INVESTMENTS In order to effectively manage cash flows in or out of the fund, the fund may buy and sell financial futures contracts or options on such contracts. A financial futures contract is an agreement to buy or sell a specific security or securities at a specified future date and price. The fund uses futures contracts on U.S. Treasury securities to help manage risks relating to interest rates and other market factors, to increase liquidity, and/or to invest in a particular instrument in a more efficient or less expensive way and to quickly and efficiently cause new cash to be invested in the securities markets or, if cash will be needed to meet shareholder redemption requests, to remove fund assets from exposure to the market.

VII. The section "Account Application" on page 14 is replaced with the following:

ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 15). For example, if you would like to link one of your bank accounts to your fund account so that you may use electronic fund transfers to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.

VIII. The following is added to the section "Buying shares" on page 14:

--------------------------------------------------------------------------------
[INSERT GRAPHIC OF PHONE]   If you have another        Before requesting a
                            Franklin Templeton         telephone purchase,
BY PHONE                    account with your bank     please make sure we have
                            account information on     your bank account
(Up to $100,000 per day)    file, you may open a new   information on file. If
                            account by phone.          we do not have this
1-800/632-2301                                         information, you will
                            To make a same day         need to send written
                            investment, please call    instructions with your
                            us by 1:00 p.m. Pacific    bank's name and address,
                            time or the close of the   a voided check or
                            New York Stock Exchange,   savings account deposit
                            whichever is earlier.      slip, and a signature
                                                       guarantee if the
                                                       ownership of the bank
                                                       and fund accounts do not
                                                       have at least one common
                                                       owner.

                                                       To make a same day
                                                       investment, please call
                                                       us by 1:00 p.m. Pacific
                                                       time or the close of the
                                                       New York Stock Exchange,
                                                       whichever is earlier.

--------------------------------------------------------------------------------


IX. The section "Automatic Investment Plan" on page 15 is replaced with the following:

AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in the fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application and mail it to Investor Services. If you are opening a new account, please include your minimum initial investment with your application.

X. The following section is added to "Investor Services" on page 15:

AUTOMATIC PAYROLL DEDUCTION You may invest in the fund automatically by transferring money from your paycheck to the fund by electronic funds transfer. If you are interested, indicate on your application that you would like to receive an Automatic Payroll Deduction Program kit.

XI. The section "Telephone Privileges" on page 15 is replaced with the following:

TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to buy, sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone purchase, exchange or redemption privileges on your account application.

XII. The last paragraph of the "Exchange Privilege" section on page 16 is replaced with the following:

Because excessive trading can hurt fund performance, operations and shareholders, the fund, effective November 1, 2000, reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange, or restrict or refuse purchases if (i) the fund or its manager believes the fund would be harmed or unable to invest effectively, or
(ii) the fund receives or anticipates simultaneous orders that may significantly affect the fund (please see "Market Timers" on page 20).

XIII. In the Selling Shares table on page 18 the section "By Electronic Funds Transfer (ACH)" is replaced with the following:

--------------------------------------------------------------------------------
[INSERT GRAPHIC OF THREE  You can call or write to have redemption proceeds sent
LIGHTNING BOLTS]          to a bank account. See the policies above for selling
                          shares by mail or phone.
BY ELECTRONIC FUNDS

TRANSFER (ACH)            Before requesting to have redemption proceeds sent to
                          a bank account, please make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and address, a voided check or savings account deposit slip, and a signature guarantee if the bank and fund accounts do not have at least one common owner.

                          If we receive your request in proper form by 1:00 p.m. Pacific time, proceeds sent by ACH generally will be available within two to three business days.

--------------------------------------------------------------------------------

XIV. The section "Market Timers" on page 20 is replaced with the following:

MARKET TIMERS The fund may restrict or refuse purchases or exchanges by Market Timers. You may be considered a Market Timer if you have (i) requested an exchange out of any of the Franklin Templeton funds within two weeks of an earlier exchange request out of any fund, or (ii) exchanged shares out of any of the Franklin Templeton funds more than twice within a rolling 90 day period, or
(iii) otherwise seem to follow a market timing pattern that may adversely affect the fund. Accounts under common ownership or control with an account that is covered by (i), (ii), or (iii) are also subject to these limits.

Anyone, including the shareholder or the shareholder's agent, who is considered to be a Market Timer by the fund, its manager or shareholder services agent, will be issued a written notice of their status and the fund's policies. Identified Market Timers will be required to register with the market timing desk of Franklin Templeton Investor Services, Inc., and to place all purchase and exchange trade requests through the desk. Some funds do not allow investments by Market Timers.

XV. The first category in the section "Additional Policies" on page 20 is revised to read:

o The fund may restrict or refuse any order to buy shares, including any purchase under the exchange privilege.

              Please keep this supplement for future reference.

FIST2 SA-2

                        SUPPLEMENT DATED JANUARY 1, 2001
                TO THE STATEMENT OF ADDITIONAL INFORMATION OF

                       FRANKLIN INVESTORS SECURITIES TRUST
 (FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND AND FRANKLIN BOND FUND)
                               DATED MARCH 1, 2000

The Statement of Additional Information (SAI) is amended as follows:

I. The fifth paragraph of the section "Goals, Strategies and Risks" on page 2, is revised with the following:

The fund tries to achieve its investment goals by investing at least 85% of its total assets in investment grade debt securities, including government and corporate debt securities and mortgage-backed and asset-backed securities. Up to 15% of the fund's total assets may be invested in non-investment grade debt securities.

II. The following is added after the eighth paragraph of the section "Goals, Strategies and Risks" on page 2:

INTEREST RATE AND CURRENCY SWAPS The Bond fund may invest in interest rate and currency swaps. An interest rate swap is the transfer between two counterparties of interest rate obligations, one of which has an interest rate fixed to maturity while the other has an interest rate that changes in accordance with changes in a designated benchmark (e.g., LIBOR, prime, commercial paper, or other benchmarks). The obligations to make repayment of principal on the underlying securities are not exchanged. These transactions generally require the participation of an intermediary, frequently a bank. The entity holding the fixed-rate obligation will transfer the obligation to the intermediary, and that entity will then be obligated to pay to the intermediary a floating rate of interest, generally including a fractional percentage as a commission for the intermediary. The intermediary also makes arrangements with a second entity that has a floating-rate obligation which substantially mirrors the obligation desired by the first party. In return for assuming a fixed obligation, the second entity will pay the intermediary all sums that the intermediary pays on behalf of the first entity, plus an arrangement fee and other agreed upon fees. Interest rate swaps are generally entered into to permit the party seeking a floating rate obligation the opportunity to acquire such obligation at a lower rate than is directly available in the credit market, while permitting the party desiring a fixed-rate obligation the opportunity to acquire such a fixed-rate obligation, also frequently at a price lower than is available in the credit markets. The success of such a transaction depends in large part on the availability of fixed-rate obligations at a low enough coupon rate to cover the cost involved.

The fund will only enter into interest rate swaps on a net basis, which means that the two payment streams are netted out, with the fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the fund is contractually obligated to make. If the other party to an interest rate swap defaults, the fund's risk of loss consists of the net amount of interest payments that the fund is contractually entitled to receive. In contrast, currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations.

III. The last paragraph on page 7 of the "Goals and Strategies" section, is replaced with the following:

Derivative securities may be used to help manage risks relating to interest rates and other market factors, to increase liquidity, and/or to invest in a particular instrument in a more efficient or less expensive way.

IV. All references to Franklin Templeton Trust Company in this SAI are replaced with Franklin Templeton Bank & Trust.

V. The first waiver category in the section "Waivers for certain investors" on page 31 is revised to read:

o Trust companies and bank trust departments investing assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. We may accept orders for these accounts by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal funds received by the close of business on the next business day following the order.

VI. The eighth waiver category in the "CDSC waivers" on page 33 is revised to read:

o Redemptions by an employee benefit plan: (i) that is a customer of Franklin Templeton Defined Contribution Services; and/or (ii) whose assets are held by Franklin Templeton Bank & Trust as trustee or custodian

VII. The section "Systematic withdrawal plan" on page 33 is replaced with the following:

SYSTEMATIC WITHDRAWAL PLAN Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply. There are no service charges for establishing or maintaining a systematic withdrawal plan.

Each month in which a payment is scheduled, we will redeem an equivalent amount of shares in your account on the day of the month you have indicated on your account application or, if no day is indicated, on the 20th day of the month. If that day falls on a weekend or holiday, we will process the redemption on the next business day. For plans set up before June 1, 2000, we will continue to process redemptions on the 25th day of the month (or the next business day) unless you instruct us to change the processing date. Available processing dates currently are the 1st, 5th, 10th, 15th, 20th and 25th days of the month. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis. Shares sold under the plan also may be subject to a CDSC.

Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

To discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment, we must receive instructions from you at least three business days before a scheduled payment. The fund may discontinue a systematic withdrawal plan by notifying you in writing and will discontinue a systematic withdrawal plan automatically if all shares in your account are withdrawn or if the fund receives notification of the shareholder's death or incapacity.

VIII. The following paragraph is added to the section "General information" on page 34:

There are special procedures for banks and other institutions that wish to open multiple accounts. An institution may open a single master account by filing one application form with the fund, signed by personnel authorized to act for the institution. Individual sub-accounts may be opened when the master account is opened by listing them on the application, or by providing instructions to the fund at a later date. These sub-accounts may be registered either by name or number. The fund's investment minimums apply to each sub-account. The fund will send confirmation and account statements for the sub-accounts to the institution.

IX. The following paragraph is added to the section "Comparisons" on page 39.

o Lehman Brothers U.S. Universal Index is a composite index consisting of the Lehman U.S. Aggregate Index, the 144A Index, Non-ERISA CMBS Index, High Yield CMBS Index, U.S. High Yield Corporate Index and the dollar-denominated Emerging Markets Index.

              PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.

FIST2 SAA-2

                        SUPPLEMENT DATED JANUARY 1, 2001
                TO THE STATEMENT OF ADDITIONAL INFORMATION OF

                       FRANKLIN BOND FUND - ADVISOR CLASS
                              DATED MARCH 1, 2000

The Statement of Additional Information (SAI) is amended as follows:

I. The second paragraph of the section "Goals, Strategies and Risks" on page 2, is revised with the following:

The fund tries to achieve its investment goals by investing at least 85% of its total assets in investment grade debt securities, including government and corporate debt securities and mortgage-backed and asset-backed securities. Up to 15% of the fund's total assets may be invested in non-investment grade debt securities.

II. The following is added after the fifth paragraph of the section "Goals, Strategies and Risks" on page 2:

INTEREST RATE AND CURRENCY SWAPS The Bond fund may invest in interest rate and currency swaps. An interest rate swap is the transfer between two counterparties of interest rate obligations, one of which has an interest rate fixed to maturity while the other has an interest rate that changes in accordance with changes in a designated benchmark (e.g., LIBOR, prime, commercial paper, or other benchmarks). The obligations to make repayment of principal on the underlying securities are not exchanged. These transactions generally require the participation of an intermediary, frequently a bank. The entity holding the fixed-rate obligation will transfer the obligation to the intermediary, and that entity will then be obligated to pay to the intermediary a floating rate of interest, generally including a fractional percentage as a commission for the intermediary. The intermediary also makes arrangements with a second entity that has a floating-rate obligation which substantially mirrors the obligation desired by the first party. In return for assuming a fixed obligation, the second entity will pay the intermediary all sums that the intermediary pays on behalf of the first entity, plus an arrangement fee and other agreed upon fees. Interest rate swaps are generally entered into to permit the party seeking a floating rate obligation the opportunity to acquire such obligation at a lower rate than is directly available in the credit market, while permitting the party desiring a fixed-rate obligation the opportunity to acquire such a fixed-rate obligation, also frequently at a price lower than is available in the credit markets. The success of such a transaction depends in large part on the availability of fixed-rate obligations at a low enough coupon rate to cover the cost involved.

The fund will only enter into interest rate swaps on a net basis, which means that the two payment streams are netted out, with the fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the fund is contractually obligated to make. If the other party to an interest rate swap defaults, the fund's risk of loss consists of the net amount of interest payments that the fund is contractually entitled to receive. In contrast, currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations.

III. The fifth paragraph of the "Goals and Strategies" section, on page 7 is replaced with the following:

Derivative securities may be used to help manage risks relating to interest rates and other market factors, to increase liquidity, and/or to invest in a particular instrument in a more efficient or less expensive way.

IV. The section "Systematic withdrawal plan" on page 25 is replaced with the following:

SYSTEMATIC WITHDRAWAL PLAN Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply. There are no service charges for establishing or maintaining a systematic withdrawal plan.

Each month in which a payment is scheduled, we will redeem an equivalent amount of shares in your account on the day of the month you have indicated on your account application or, if no day is indicated, on the 20th day of the month. If that day falls on a weekend or holiday, we will process the redemption on the next business day. For plans set up before June 1, 2000, we will continue to process redemptions on the 25th day of the month (or the next business day) unless you instruct us to change the processing date. Available processing dates currently are the 1st, 5th, 10th, 15th, 20th and 25th days of the month. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

To discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment, we must receive instructions from you at least three business days before a scheduled payment. The fund may discontinue a systematic withdrawal plan by notifying you in writing and will discontinue a systematic withdrawal plan automatically if all shares in your account are withdrawn or if the fund receives notification of the shareholder's death or incapacity.

V. The following paragraph is added to the section "General information" on page 26:

There are special procedures for banks and other institutions that wish to open multiple accounts. An institution may open a single master account by filing one application form with the fund, signed by personnel authorized to act for the institution. Individual sub-accounts may be opened when the master account is opened by listing them on the application, or by providing instructions to the fund at a later date. These sub-accounts may be registered either by name or number. The fund's investment minimums apply to each sub-account. The fund will send confirmation and account statements for the sub-accounts to the institution.

VI. The following paragraph is added to the section "Comparisons" on page 29.

o Lehman Brothers U.S. Universal Index is a composite index consisting of the Lehman U.S. Aggregate Index, the 144A Index, Non-ERISA CMBS Index, High Yield CMBS Index, U.S. High Yield Corporate Index and the dollar-denominated Emerging Markets Index.

              PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.